Note 15 - Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2022
Statement Line Items [Line Items]
Disclosure of credit risk exposure [text block]

	December 31,	December 31,
	2022	2021
	$	$
Cash	29,955	56,748
Accounts receivable (Note 8)	708	2,097
Loan to the Juanicipio Entities (Notes 10 & 18) (1)	104,653	106,036
	135,316	164,881

Disclosure of market risk [text block]

	Mexican peso	Canadian dollar
(in US$ equivalent)	$	$

Cash	8	635
Accounts receivable	70	294
Investments	-	11
Accounts payable	(543)	(1,431)
Lease obligations	-	(262)
Net liabilities exposure	(465)	(752)